Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Changes in Allowance for Credit Losses
The following table presents changes in the allowance for credit losses for the year ended December 31, 2023:

Balance—January 1, 2023	$107,860
Change in provision for credit losses	(102,112)

Balance—December 31, 2023	$5,748

Summary of Capitalized Deferred Offering Costs
Capitalized deferred offering costs consisted of the following, as of December 14, 2023 and December 31, 2022:

	December 14, 2023	December 31, 2022
SPAC-related legal fees	$2,973,077	$1,264,914
Investment bank advisory services	135,000	135,000
Federal Trade Commission filing fees	125,020	125,020

Total deferred offering costs capitalized	$3,233,097	$1,524,934

Schedule of Basic and Diluted Net Loss Per Share
The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended March 31,
	2024	2023
Numerator:
Net loss attributable to common stock—basic and diluted	$(4,500,272)	$(3,765,122)
Denominator:
Weighted average shares—basic and diluted	17,355,609	6,382,180
Net loss per share attributable to common stock—basic and diluted	$(0.26)	$(0.59)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of December 31,
	2023	2022
Numerator:
Net loss attributable to common stock—basic and diluted	$(14,406,262)	$(15,468,502)
Denominator:
Weighted average shares—basic and diluted	6,853,733	6,441,116
Net loss per share attributable to common stock—basic and diluted	$(2.10)	$(2.40)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of March 31,
	2024	2023
Options	801,372	670,247
Public warrants	11,500,000	—
GEM warrants	828,533	—

Total	13,129,905	670,247

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2023	2022
Options	748,086	370,998
Public warrants	11,500,000	—
GEM warrants	828,533	—

Total	13,076,619	370,998